Deferred Tax Assets and Liabilities - Summary of Recognized Deferred Tax Assets and Liabilities (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	₺ 1,355,603	₺ 802,550
Offsetting	(1,166,261)	(649,818)
Net deferred tax assets/ (liabilities)	189,342	152,732
Deferred tax liabilities	(2,331,891)	(1,512,178)
Offsetting	1,166,261	649,818
Net deferred tax assets/ (liabilities)	(1,165,630)	(862,360)
Net deferred tax asset/liabilities	(976,288)	(709,628)
Offsetting	0	0
Net deferred tax assets/(liabilities)	(976,288)	(709,628)
Property, plant & equipment and intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	145,242	106,128
Deferred tax liabilities	(1,915,567)	(936,167)
Net deferred tax asset/liabilities	(1,770,325)	(830,039)
Investment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	32,926	32,926
Deferred tax liabilities	0
Net deferred tax asset/liabilities	32,926	32,926
Derivative instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	24,303	15,380
Deferred tax liabilities	(349,797)	(429,162)
Net deferred tax asset/liabilities	(325,494)	(413,782)
Reserve for employee termination benefits and provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	167,589	155,132
Deferred tax liabilities	(36,289)	(45,581)
Net deferred tax asset/liabilities	131,300	109,551
Tax credit carry forwards (investment tax credit) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	258,040	224,179
Deferred tax liabilities	0
Net deferred tax asset/liabilities	258,040	224,179
Tax allowance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	59,176	20,554
Deferred tax liabilities	0
Net deferred tax asset/liabilities	59,176	20,554
Other items [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	668,327	248,251
Deferred tax liabilities	(30,238)	(101,268)
Net deferred tax asset/liabilities	₺ 638,089	₺ 146,983